Covered Assets and Loss Sharing Agreements - Summary of Changes in Clawback liability included Other liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Balance at beginning of period	$ 12,060	$ 12,038	$ 11,753	$ 11,966	$ 11,966	$ 11,438
Amortization impact	181	187	357	368	744	702
Remeasurement impact	284	645	415	536	(957)	(174)
Balance at end of period	$ 12,525	$ 12,870	$ 12,525	$ 12,870	$ 11,753	$ 11,966